BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Net sales	$ 15,609,094	$ 17,649,060	$ 17,610,092
Net profit attributable to non-controlling interest	(122,137)	227,453	$ 310,331
Assets	23,615,091	23,128,547
Liabilities	7,467,345	6,996,978
Capital and reserves attributable to the owners of the parent	11,944,300	11,968,186
Non-controlling interest	4,203,446	4,163,383
Usiminas
Disclosure of subsidiaries [line items]
Net sales	4,698,000	4,803,000
Profit from continuing operations attributable to non-controlling interests	(521,000)	1,000
Net profit attributable to non-controlling interest	30,000	28,000
Assets	6,485,000	6,439,000
Liabilities	2,178,000	2,130,000
Capital and reserves attributable to the owners of the parent	4,307,000	4,309,000
Non-controlling interest	$ 525,000	$ 452,000